Foreign Currency Translation Reserve (Table)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Foreign Currency Translation Reserve
The following table represents the movement of the foreign currency translation reserve during the year:

In USD	Foreign currency reserve
At 1 January 20 19	14,183
Currency translation difference	1,154,625

At 31 December 2019	1,168,808
Currency translation difference	(308,434)

At 31 December 2020	860,374
Currency translation difference	(409,511)

At 31 December 2021	450,863